Unaudited Condensed Consolidated Balance Sheets (Parentheticals) $ in Thousands	Jun. 30, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares
Ordinary shares, par value per share (in Dollars per share) | (per share)	$ 0.01		$ 0.01		$ 0.01
Ordinary shares, shares authorized	3,275,000		3,275,000		3,275,000
Ordinary shares, shares issued	250,492		219,354		219,354
Ordinary shares, shares outstanding	250,492		219,354		219,354
Preferred shares, par value per share (in Dollars per share) | (per share)	$ 0.01		$ 0.01
Related Party
Due to related party (in Dollars) | $	$ 321		$ 186		$ 0
MORINGA ACQUISITION CORP
Preferred shares, par value per share (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Preferred shares, shares authorized	5,000,000		5,000,000		5,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Class A Ordinary Shares | MORINGA ACQUISITION CORP
Ordinary shares subject to possible redemption, shares	515,019		515,019		11,500,000
Ordinary shares subject to possible redemption, redemption value (in Dollars per share) | $ / shares	$ 11.5		$ 11.06		$ 10.15
Ordinary shares, par value per share (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	500,000,000		500,000,000		500,000,000
Ordinary shares, shares issued	3,354,999		3,354,999		480,000
Ordinary shares, shares outstanding	3,354,999		3,354,999		480,000
Class B Ordinary Shares | MORINGA ACQUISITION CORP
Ordinary shares, par value per share (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	50,000,000		50,000,000		50,000,000
Ordinary shares, shares issued	1		1		2,875,000
Ordinary shares, shares outstanding	1		1		2,875,000
Convertible Series A Preferred Shares
Preferred shares, par value per share (in Dollars per share) | $ / shares	$ 0.01		$ 0.01		$ 0.01
Preferred shares, shares authorized	510,000		510,000		510,000
Preferred shares, shares issued	388,088		388,088		388,088
Preferred shares, shares outstanding	388,088		388,088		388,088
Preferred Shares, aggregate liquidation preference (in Dollars) | $	$ 8,162		$ 8,162
Convertible Series A-1 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | $ / shares	$ 0.01		$ 0.01		$ 0.01
Preferred shares, shares authorized	120,000		120,000		120,000
Preferred shares, shares issued	91,216		91,216		91,216
Preferred shares, shares outstanding	91,216		91,216		91,216
Preferred Shares, aggregate liquidation preference (in Dollars) | $	$ 2,443		$ 2,443
Convertible Series A-2 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | $ / shares	$ 0.01		$ 0.01		$ 0.01
Preferred shares, shares authorized	200,000		200,000		200,000
Preferred shares, shares issued	45,458		45,458		45,458
Preferred shares, shares outstanding	45,458		45,458		45,458
Preferred Shares, aggregate liquidation preference (in Dollars) | $	$ 2,763		$ 2,763
Convertible Series A-3 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | $ / shares	$ 0.01		$ 0.01		$ 0.01
Preferred shares, shares authorized	80,000		80,000		80,000
Preferred shares, shares issued	63,331		63,331		63,331
Preferred shares, shares outstanding	63,331		63,331		63,331
Preferred Shares, aggregate liquidation preference (in Dollars) | $	$ 2,887		$ 2,887
Convertible Series A-4 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | $ / shares	$ 0.01		$ 0.01		$ 0.01
Preferred shares, shares authorized	815,000		815,000		0
Preferred shares, shares issued	21,717	[1]	21,717	[1],[2]	0
Preferred shares, shares outstanding	21,717	[1]	21,717	[1],[2]	0
Preferred Shares, aggregate liquidation preference (in Dollars) | $	$ 1,076		$ 1,076

[1]	Net of 121,119 treasury shares held by the subsidiary as of June 30, 2024 and December 31, 2023
[2]	Net of 121,119 treasury shares held by a subsidiary as of December 31, 2023 (see Note 9(b)(2))